Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2021
Short-term provisions
Schedule of short-term provisions

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Other provisions*		3 370	649
Short-term portion of
long-term provisions	33	1 197	1 048
post-retirement benefit obligations	35	497	505
		5 064	2 202